Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Monetary assets and liabilities denominated in foreign currencies
Monetary assets and liabilities denominated in foreign currencies as of December 31, 2025 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	106,150	₩	152,314	1,021,242	₩	1,465,380
EUR	6,031		10,168	1		1
Others	—		1,071	—		14,504

		₩	163,553		₩	1,479,885

Hypothetical change in exchange rates by 10% would have increased (decreased) the Group's profit before income tax and equity
As of December 31, 2025, a hypothetical change in exchange rates by 10% would have increased (decreased) the Group’s profit before income tax and equity as follows:

(In millions of won)
	Profit before income tax					Equity
	If increased by 10%		If decreased by 10%	If increased by 10%		If decreased by 10%
USD	₩	11,616	(11,616)	₩	8,541	(8,541)
EUR		1,017	(1,017)		748	(748)
Others		(1,343)	1,343		(987)	987

	₩	11,290	(11,290)	₩	8,302	(8,302)

Disclosure of rate of fluctuation in the per stock price of the equity securities explanatory
(iii)	Price fluctuation risk
As of December 31, 2025, the Group holds equity instruments that are traded in an active market and is therefore exposed to the risk of fluctuations in market prices. Assuming all other variables remain constant, the impact of changes in per-share
stock price of the equity securities on profit before income tax and equity for the year ended December 31, 2025 is as follows.
(In millions of won)

Profit before income tax				Equity
If increased by 10%		If decreased by 10%		If increased by 10%		If decreased by 10%
₩	—	₩	—	₩	71,077	(71,077)

Maximum credit exposure
Maximum credit exposure as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Cash and cash equivalents(*)	₩	1,489,850	2,023,543
Financial instruments(*)		151,796	324,263
Accounts receivable – trade(*)		1,926,903	2,000,382
Long-term investment securities		2,651	2,205
Contract assets		188,609	136,737
Loans and other receivables(*)		872,412	920,977
Derivative financial assets		310,146	341,108

	₩	4,942,367	5,749,215

(*)	Amounts reclassified as assets held for sale as of December 31, 2025 and 2024 are not included.

Summary of gross carrying amounts of each financial asset except for accounts receivable trade and derivative financial asset
The Group’s maximum exposure to credit risk is equal to each financial asset’s carrying amount. The gross carrying amounts of each financial asset except for the accounts receivable – trade and derivative financial assets as of December 31, 2025 are as follows.

(In millions of won)
			Financial assets at amortized cost
	Financial assets at FVTPL		12-month ECL	Lifetime ECL – not credit impaired	Lifetime ECL – credit impaired
Gross amount	₩	205,614	812,203	10,342	39,013
Loss allowance		—	(2,262)	(3,330)	(34,721)

Carrying amount	₩	205,614	809,941	7,012	4,292

Summary of changes in loss allowance for debt investments
Changes in loss allowance for debt investments for the year ended December 31, 2025 are as follows:

(In millions of won)
	12-month ECL		Lifetime ECL – not credit impaired	Lifetime ECL – credit impaired	Total
December 31, 2024	₩	3,343	4,004	60,238	67,585
Remeasurement of loss allowance, net		2,249	227	806	3,282
Transfer to lifetime ECL – not credit impaired		(3,330)	3,330	—	—
Transfer to lifetime ECL – credit impaired		—	(4,231)	4,231	—
Amounts written off		—	—	(30,685)	(30,685)
Recovery of amounts written off		—	—	633	633
Reclassified as assets held for sale		—	—	(502)	(502)

December 31, 2025	₩	2,262	3,330	34,721	40,313

Contractual maturities of financial liabilities
Contractual maturities of financial liabilities as of December 31, 2025 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable - trade	₩	110,867	110,867	110,867	—	—
Borrowings(*1)		633,125	653,644	347,513	306,131	—
Debentures(*1)		8,213,904	9,326,506	1,199,268	6,022,173	2,105,065
Lease liabilities		1,525,798	1,776,311	420,054	1,037,114	319,143
Accounts payable – other and others(*1,2)		3,506,048	3,524,280	3,323,502	200,778	—

	₩	13,989,742	15,391,608	5,401,204	7,566,196	2,424,208

(*1)	The contractual cash flow includes interest payables.

(*2)
The Group’s accounts payable – other and others includes amounts settled through supplier finance arrangements. The Group pays the amounts within the normal operating cycle, and no collateral is provided in connection with the agreements. As the payment terms have not been substantially modified, the related balances are classified as accounts payable – other and presented as operating cash flows in the statements of cash flows. Accounts payable – other and others relating to the supplier finance arrangements amount to ₩240,565 million as of December 31, 2025, which equals the amounts already received by the suppliers from the finance provider.

Periods in which cash flows from cash flow hedge derivatives are expected to occur
As of December 31, 2025, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years
Assets	₩	201,262	207,405	22,033	185,372
Liabilities		(621)	(627)	(627)	—

Debt-equity ratio
Debt-to-equity
ratio as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Total liabilities	₩	17,152,491	18,687,621
Total equity		12,955,292	11,827,634

Debt-to-equity ratios		132.40%	158.00%

Fair value and carrying amount of financial assets and liabilities including fair value hierarchy
1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2025 are as follows:

(In millions of won)
	December 31, 2025
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	₩	1,167,553	—	896,085	271,468	1,167,553
Derivative hedging instruments		201,262	—	201,262	—	201,262
FVOCI		3,025,988	966,666	—	2,059,322	3,025,988

	₩	4,394,803	966,666	1,097,347	2,330,790	4,394,803

Financial liabilities that are measured at fair value:
FVTPL		5,782	—	26	5,756	5,782
Derivative hedging instruments		621	—	621	—	621

	₩	6,403	—	647	5,756	6,403

Financial liabilities that are not measured at fair value:
Borrowings	₩	633,125	—	634,241	—	634,241
Debentures		8,213,904	—	8,183,670	—	8,183,670
Long-term payables – other		547,961	—	553,807	—	553,807

	₩	9,394,990	—	9,371,718	—	9,371,718

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2024 are as follows:

(In millions of won)	December 31, 2024
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	₩	748,582	—	539,481	209,101	748,582
Derivative hedging instruments		270,797	—	270,797	—	270,797
FVOCI		1,739,133	1,088,578	171,967	478,588	1,739,133

	₩	2,758,512	1,088,578	982,245	687,689	2,758,512

Financial liabilities that are measured at fair value:
FVTPL		2,689	—	—	2,689	2,689
Derivative hedging instruments		748	—	748	—	748

	₩	3,437	—	748	2,689	3,437

Financial liabilities that are not measured at fair value:
Borrowings	₩	615,600	—	619,325	—	619,325
Debentures		8,511,280	—	8,582,255	—	8,582,255
Long-term payables – other		907,720	—	930,604	—	930,604

	₩	10,034,600	—	10,132,184	—	10,132,184

Interest rates used by the group for the fair value measurement
Interest rates used by the Group for the fair value measurement as of December 31, 2025 are as follows:

Interest rate
Derivative instruments	1.52% ~ 17.92%
Borrowings and debentures	3.06% ~ 3.45%
Long-term payables – other	2.95% ~ 3.16%

Disclosure Of Rate Of Per Values Of Floating Rate Long Term Payables Explanatory [Table Text Block]	(In millions of won)

Profit before income tax		Equity
If increased by 1%p	If decreased by 1%p	If increased by 1%p	If decreased by 1%p
₩ (5,519)	5,519	₩ (4,058)	4,058

Fair value of assets
3)
There have been no transfers between Level 1 and Level 2 for the year ended December 31, 2025. The changes of financial assets and liabilities classified as Level 3 for the year ended December 31, 2025 are as follows:

(In millions of won)
	Balance as of January 1, 2025	Gain (loss) for the year	OCI	Acquisition	Disposal	Transfer(*)	Balance as of December 31, 2025
Financial assets
FVTPL	₩ 209,101	44,599	(1,271)	27,312	(20,591)	12,319	271,469
FVOCI	478,588	—	1,348,399	1,424	(49,468)	280,379	2,059,322

	₩687,689	44,599	1,347,128	28,736	(70,059)	292,698	2,330,791

Financial liabilities
FVTPL	₩(2,689)	(204)	—	(13,279)	10,416	—	(5,756)

Carrying amount of financial instruments recognized of which offset agreements are applicable
Carrying amounts of financial instruments recognized to which offset agreements are applicable as of December 31, 2025 and 2024 are as follows:

(In millions of won)	December 31, 2025
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the consolidated statements of financial position
Financial assets:
Accounts receivable – trade and others	₩	222,477	(209,487)	12,990
Financial liabilities:
Accounts payable – other and others	₩	213,881	(209,487)	4,394

(In millions of won)	December 31, 2024
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the consolidated statements of financial position
Financial assets:
Accounts receivable – trade and others	₩	186,284	(174,372)	11,912
Financial liabilities:
Accounts payable – other and others	₩	180,323	(174,372)	5,951